Columbia Short Term Bond Fund
First Quarter Report
June 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 22.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	251,578	253,793
Series 2024-2PL Class A
10/27/2031	5.070%	2,480,110	2,488,187
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	363,527	367,360
Subordinated Series 2024-2PL Class B
10/27/2031	5.430%	5,626,341	5,658,683
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	7,700,000	7,741,016
Series 2023-B Class A
09/15/2028	6.820%	7,835,000	7,876,735
Series 2024-A Class 1A
02/15/2029	5.610%	7,350,000	7,385,819
Series 2024-A Class A
02/15/2029	5.610%	2,600,000	2,612,671
Series 2024-X1 Class A
05/15/2029	6.270%	329,549	329,717
Series 2024-X2 Class A
12/17/2029	5.220%	7,701,218	7,700,713
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	1,200,000	1,207,770
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	15,760,000	15,878,662
American Credit Acceptance Receivables Trust(a)
Series 2024-2 Class C
04/12/2030	6.240%	4,500,000	4,553,198
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	1,672,557	1,671,891
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,404,275	2,418,070
AmeriCredit Automobile Receivables Trust
Series 2024-1 Class A3
01/18/2029	5.430%	8,225,000	8,302,478
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	5.968%	4,000,000	4,002,828
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.336%	2,696,009	2,695,236
Bain Capital Credit CLO(a),(b)
Series 2019-2A Class AR3
3-month Term SOFR + 0.920% Floor 0.920% 10/17/2032	5.200%	14,120,769	14,079,014
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.102%	10,800,000	10,810,109
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.605%	946,125	949,093
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.805%	486,579	488,613
Carmax Select Receivables Trust
Series 2024-A Class A3
11/15/2028	5.400%	1,700,000	1,712,029
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A4
01/10/2029	5.940%	5,000,000	5,092,955
Series 2023-P1 Class B
04/10/2029	6.210%	7,815,000	8,120,665
Series 2024-N2 Class B
09/10/2030	5.670%	10,000,000	10,151,342
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	439,578	435,057
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	2,210,000	2,225,647
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	891,907	885,006
Elmwood CLO 24 Ltd.(a),(b)
Series 2023-3A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 01/17/2038	5.600%	12,000,000	12,027,000

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO Ltd.(a),(b)
Series 2023-8A Class AR
3-month Term SOFR + 1.650% Floor 1.650% 10/20/2036	5.920%	6,000,000	6,024,000
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	3,211,101	3,190,176
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	1,375,000	1,376,202
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	879,864	864,809
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	936,250	937,047
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	4,859,367	4,905,566
Series 2024-2A Class A2
06/15/2030	5.890%	8,590,716	8,676,914
Ford Credit Auto Owner Trust(a)
Subordinated Series 2021-2 Class B
05/15/2034	1.910%	11,250,000	10,853,176
Ford Credit Floorplan Master Owner Trust(a)
Series 2024-1 Class A1
04/15/2029	5.290%	10,000,000	10,176,620
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	2,626,806	2,627,060
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	4,550,000	4,616,278
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.620%	4,150,000	4,160,089
Lendbuzz Securitization Trust(a)
Series 2022-1A Class A
05/17/2027	4.220%	823,809	821,797
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.681%	1,134,963	1,137,726
Magnetite XIX Ltd.(a),(b)
Series 2017-19A Class ARR
3-month Term SOFR + 1.050% Floor 1.050% 04/17/2034	5.330%	10,000,000	9,983,560
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite XXVI Ltd.(a),(b)
Series 2020-26A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 01/25/2038	5.437%	8,000,000	8,024,736
Magnetite XXXVI Ltd.(a),(b)
Series 2025-36A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 07/25/2038	0.000%	15,000,000	15,048,750
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	250,549	250,928
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	2,150,000	2,164,328
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	617,787	607,182
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	2,004,685	2,050,980
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	641,511	630,998
Navient Refinance Loan Trust(a)
Series 2025-A Class A
02/16/2055	5.150%	7,147,326	7,222,988
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	3,775,000	3,804,013
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	4,800,804	4,799,486
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	348,119	348,186
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	5,558,952	5,567,077
Series 2024-5 Class A
10/15/2031	6.278%	693,465	697,610
Series 2024-6 Class A
11/15/2031	6.093%	690,018	695,360
Series 2025-1 Class C
07/15/2032	5.867%	3,422,708	3,427,451
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	191,643	189,974
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-HG1 Class A
01/16/2029	1.220%	133,371	132,771
Series 2024-7 Class A
12/15/2031	6.117%	3,573,872	3,610,605
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	155,603	153,872
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	3,701,086	3,745,461
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	683,098	685,659
Series 2024-1 Class A
07/15/2031	6.660%	1,013,831	1,022,916
Series 2024-2 Class A
08/15/2031	6.319%	3,314,340	3,345,894
Series 2024-3 Class A
10/15/2031	6.258%	2,309,078	2,322,845
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	7,008,161	7,031,754
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.549%	31,968	31,993
PEAC Solutions Receivables LLC(a)
Series 2024-2A Class A2
04/20/2027	4.740%	8,943,018	8,944,498
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,602,000	1,621,117
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	171,754	171,993
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.014%	4,975,000	4,977,930
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	417,295	418,594
Series 2024-2A Class A
07/15/2031	5.880%	2,974,239	2,982,097
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	687,191	672,217
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	452,127	455,950
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	4,369,000	4,500,196
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	2,200,000	2,214,514
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	2,148,619	2,159,993
Sierra Timeshare Receivables Funding LLC(a)
Series 2021-1A Class A
11/20/2037	0.990%	288,006	282,882
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	1,184,148	1,185,063
Upstart Pass-Through Trust(a)
Series 2021-ST3 Class A
05/20/2027	2.000%	60,318	60,111
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	808,123	809,600
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	3,650,000	3,684,059
Verizon Master Trust Series
Subordinated Series 2024-4 Class B
06/20/2029	5.400%	4,572,000	4,646,605
Westlake Automobile Receivables Trust(a)
Series 2025-P1 Class A4
04/15/2030	4.660%	13,380,000	13,510,804
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	1,571,243	1,567,569
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	2,121,530	2,109,995
Total Asset-Backed Securities — Non-Agency (Cost $352,963,345)			355,061,981

Commercial Mortgage-Backed Securities - Non-Agency 13.1%

AMSR Trust(a)
Series 2023-SFR2 Class A
06/17/2040	3.950%	6,840,000	6,673,345
AMSR Trust(a)
Series 2024-SFR2 Class A
11/17/2041	4.150%	6,500,000	6,374,161
Barclays Commercial Mortgage Trust
Series 2019-C5 Class ASB
11/15/2052	2.990%	3,098,389	3,025,462

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust
Series 2021-C9 Class ASB
02/15/2054	1.960%	10,000,000	9,433,872
Benchmark Mortgage Trust
Series 2019-B13 Class ASB
08/15/2057	2.888%	5,123,448	4,970,275
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	5.859%	8,500,000	8,495,037
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.635%	7,000,000	6,962,795
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.724%	6,350,000	6,310,312
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	9,213,000	9,464,243
BX Trust(a),(b)
Series 2025-LUNR Class A
1-month Term SOFR + 1.650% 06/09/2040	5.830%	15,000,000	15,018,723
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class AAB
02/15/2053	2.614%	5,313,490	5,113,276
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class ASB
12/15/2052	2.868%	7,278,906	7,076,373
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	4,800,000	4,702,705
Extended Stay America Trust(a),(b)
Series 2021-ESH Class A
1-month Term SOFR + 1.194% Floor 1.080% 07/15/2038	5.506%	2,258,397	2,259,103
Series 2021-ESH Class B
1-month Term SOFR + 1.494% Floor 1.380% 07/15/2038	5.806%	6,004,094	6,005,970
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,850,000	1,838,498
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	1,573,971	1,549,593
Morgan Stanley Capital I Trust
Series 2021-L6 Class ASB
06/15/2054	2.250%	5,140,000	4,762,088
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.626%	3,000,000	2,843,253
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.176%	1,125,000	1,055,618
Progress Residential Trust(a)
Series 2022-SFR4 Class A
05/17/2041	4.438%	6,427,554	6,412,303
Series 2022-SFR6 Class A
07/20/2039	4.451%	15,203,135	15,180,055
Series 2025-SFR2 Class A
04/17/2042	3.305%	20,000,000	18,940,840
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.862%	14,125,000	14,079,522
Tricon Residential Trust(a)
Series 2022-SFR1 Class A
04/17/2039	3.856%	11,041,159	10,885,723
Wells Fargo Commercial Mortgage Trust
Series 2016-C32 Class A4
01/15/2059	3.560%	6,000,000	5,955,155
Series 2017-C40 Class A3
10/15/2050	3.317%	5,000,000	4,895,417
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.234%	16,055,000	14,852,498
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $204,621,538)			205,136,215

Corporate Bonds & Notes 32.3%

Aerospace & Defense 1.6%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	93,000	95,674
BAE Systems PLC(a)
04/15/2030	3.400%	7,000,000	6,681,371
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boeing Co. (The)
05/01/2029	6.298%	7,000,000	7,400,866
L3Harris Technologies, Inc.
06/01/2029	5.050%	4,500,000	4,603,692
TransDigm, Inc.(a)
08/15/2028	6.750%	992,000	1,013,163
03/01/2029	6.375%	762,000	783,570
TransDigm, Inc.
01/15/2029	4.625%	174,000	170,686
05/01/2029	4.875%	228,000	223,816
United Technologies Corp.
11/16/2028	4.125%	4,500,000	4,483,618
Total			25,456,456
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	650,000	643,669
American Airlines, Inc.(a)
05/15/2029	8.500%	458,000	479,901
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	203,667	203,621
04/20/2029	5.750%	494,000	495,153
United Airlines, Inc.(a)
04/15/2026	4.375%	618,000	613,607
Total			2,435,951
Automotive 0.2%
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	330,000	338,761
02/15/2030	6.750%	505,000	525,119
Ford Motor Credit Co. LLC
11/13/2025	3.375%	309,000	306,885
05/28/2027	4.950%	140,000	139,104
IHO Verwaltungs GmbH(a),(d)
05/15/2029	6.375%	639,000	639,548
ZF North America Capital, Inc.(a)
04/14/2028	6.875%	581,000	582,279
04/23/2030	6.750%	225,000	216,659
Total			2,748,355
Banking 8.1%
Bank of America Corp.(e)
01/24/2031	5.162%	15,500,000	15,887,818
Bank of Montreal(e)
09/10/2030	4.640%	4,500,000	4,538,408
Bank of New York Mellon Corp. (The)(e)
02/11/2031	4.942%	4,500,000	4,592,753
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(e)
09/19/2030	4.542%	10,500,000	10,448,176
Goldman Sachs Group, Inc. (The)(e)
04/23/2031	5.218%	11,000,000	11,279,670
HSBC Holdings PLC(e)
03/03/2031	5.130%	10,000,000	10,127,243
JPMorgan Chase & Co.(e)
07/22/2030	4.995%	15,500,000	15,780,955
Morgan Stanley(e)
07/19/2030	5.042%	14,500,000	14,748,345
PNC Financial Services Group, Inc. (The)(e)
05/14/2030	5.492%	3,500,000	3,625,295
Royal Bank of Canada(e)
10/18/2030	4.650%	5,500,000	5,510,978
Toronto-Dominion Bank (The)
06/03/2030	4.808%	6,000,000	6,058,604
Truist Financial Corp.(e)
01/24/2030	5.435%	2,930,000	3,017,421
US Bancorp(e)
02/12/2031	5.046%	6,500,000	6,617,990
Wells Fargo & Co.(e)
04/23/2031	5.150%	11,270,000	11,543,823
Westpac Banking Corp.
04/16/2029	5.050%	3,000,000	3,092,981
Total			126,870,460
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	385,000	385,948
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	360,000	372,992
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	130,000	131,557
Total			890,497
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	275,000	268,945
11/15/2029	3.875%	220,000	208,432
Interface, Inc.(a)
12/01/2028	5.500%	352,000	346,662
James Hardie International Finance DAC(a)
01/15/2028	5.000%	1,021,000	1,016,312
Standard Industries, Inc.(a)
02/15/2027	5.000%	558,000	556,317
01/15/2028	4.750%	501,000	495,733

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	341,000	340,409
Total			3,232,810
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	77,000	77,015
05/01/2027	5.125%	979,000	975,656
02/01/2028	5.000%	272,000	269,516
06/01/2029	5.375%	215,000	214,181
09/01/2029	6.375%	187,000	190,796
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	5,000,000	5,235,285
Comcast Corp.
04/01/2030	3.400%	5,000,000	4,798,085
DISH Network Corp.(a)
11/15/2027	11.750%	661,000	680,563
EchoStar Corp.
11/30/2029	10.750%	533,931	548,928
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	548,000	537,917
08/01/2027	5.000%	396,000	392,624
07/15/2028	4.000%	169,000	162,303
Videotron Ltd.(a)
04/15/2027	5.125%	374,000	374,041
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	363,000	357,008
Virgin Media Vendor Financing Notes IV DAC(a)
07/15/2028	5.000%	160,000	156,599
Ziggo BV(a)
01/15/2030	4.875%	357,000	333,438
Total			15,303,955
Chemicals 0.3%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	140,000	139,088
Celanese US Holdings LLC
04/15/2030	6.500%	660,000	675,232
Element Solutions, Inc.(a)
09/01/2028	3.875%	150,000	145,110
HB Fuller Co.
02/15/2027	4.000%	95,000	93,631
10/15/2028	4.250%	256,000	247,663
INEOS Finance PLC(a)
05/15/2028	6.750%	330,000	327,619
04/15/2029	7.500%	239,000	239,694
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	499,000	505,460
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ingevity Corp.(a)
11/01/2028	3.875%	202,000	192,488
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	669,000	636,703
11/15/2028	9.750%	319,000	335,890
WR Grace Holdings LLC(a)
06/15/2027	4.875%	607,000	602,335
08/15/2029	5.625%	318,000	287,878
Total			4,428,791
Construction Machinery 0.1%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	640,000	639,743
06/15/2029	6.625%	688,000	706,247
06/15/2030	7.000%	362,000	379,013
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	542,000	556,135
Total			2,281,138
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	92,000	89,252
Arches Buyer, Inc.(a)
06/01/2028	4.250%	664,000	635,652
ASGN, Inc.(a)
05/15/2028	4.625%	595,000	580,558
Match Group, Inc.(a)
12/15/2027	5.000%	159,000	157,988
06/01/2028	4.625%	600,000	585,200
02/15/2029	5.625%	343,000	340,394
Prime Security Services Borrower LLC/Finance, Inc.(a)
01/15/2028	6.250%	162,000	162,371
Uber Technologies, Inc.(a)
01/15/2028	6.250%	148,000	148,791
Total			2,700,206
Consumer Products 0.1%
Acushnet Co.(a)
10/15/2028	7.375%	134,000	139,747
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	300,000	246,017
Newell Brands, Inc.
09/15/2027	6.375%	145,000	146,896
09/15/2029	6.625%	110,000	108,948
Prestige Brands, Inc.(a)
01/15/2028	5.125%	492,000	488,642
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	177,000	176,819
10/15/2029	4.500%	235,000	227,215
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Whirlpool Corp.
06/15/2030	6.125%	84,000	84,777
Total			1,619,061
Diversified Manufacturing 0.9%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	256,000	250,302
Carrier Global Corp.
02/15/2030	2.722%	5,000,000	4,651,127
Esab Corp.(a)
04/15/2029	6.250%	69,000	70,671
Gates Corp. (The)(a)
07/01/2029	6.875%	586,000	608,428
Madison IAQ LLC(a)
06/30/2028	4.125%	57,000	55,333
06/30/2029	5.875%	222,000	218,148
Resideo Funding, Inc.(a)
09/01/2029	4.000%	230,000	217,395
Siemens Funding BV(a)
05/28/2030	4.600%	7,000,000	7,075,976
Vertical Holdco GmbH(a)
07/15/2028	7.625%	168,000	168,141
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	585,000	583,518
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	471,000	476,582
03/15/2029	6.375%	513,000	528,196
Total			14,903,817
Electric 2.9%
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	291,000	278,744
Calpine Corp.(a)
03/15/2028	5.125%	176,000	175,836
CenterPoint Energy, Inc.
03/01/2030	2.950%	5,000,000	4,654,726
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,669,000	1,647,487
Dominion Energy, Inc.
06/15/2030	5.000%	4,000,000	4,081,984
DTE Energy Co.
04/01/2030	5.200%	4,000,000	4,095,264
Duke Energy Corp.
01/05/2029	4.850%	4,500,000	4,572,491
Exelon Corp.
03/15/2029	5.150%	3,000,000	3,078,850
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC
01/15/2030	4.550%	6,000,000	6,003,221
NextEra Energy Capital Holdings, Inc.
03/15/2030	5.050%	3,000,000	3,072,445
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	452,000	441,294
09/15/2027	4.500%	238,000	232,046
01/15/2029	7.250%	645,000	661,266
NRG Energy, Inc.
01/15/2028	5.750%	418,000	420,131
NRG Energy, Inc.(a)
07/15/2029	5.750%	390,000	390,495
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	238,000	230,402
Southern Co. (The)
04/30/2030	3.700%	6,500,000	6,288,679
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	556,000	550,289
01/15/2030	4.750%	408,000	390,760
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	274,132
02/15/2027	5.625%	496,000	495,822
05/01/2029	4.375%	152,000	148,110
Xcel Energy, Inc.
06/01/2030	3.400%	4,000,000	3,795,853
Total			45,980,327
Environmental 0.0%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	239,000	235,547
Finance Companies 0.4%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	618,000	637,779
06/15/2028	8.000%	362,000	382,966
04/15/2029	6.875%	460,000	475,390
03/15/2030	5.875%	78,000	78,470
Navient Corp.
03/15/2028	4.875%	271,000	266,974
03/15/2029	5.500%	110,000	107,759
OneMain Finance Corp.
01/15/2027	3.500%	149,000	145,838
09/15/2028	3.875%	357,000	342,052
05/15/2029	6.625%	742,000	763,058
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	427,000	449,013
Rocket Cos, Inc.(a)
08/01/2030	6.125%	214,000	218,081

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	861,000	840,016
03/01/2029	3.625%	396,000	376,430
Springleaf Finance Corp.
11/15/2029	5.375%	282,000	277,427
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	416,000	415,751
06/15/2027	5.750%	522,000	520,720
04/15/2029	5.500%	368,000	357,607
UWM Holdings LLC(a)
02/01/2030	6.625%	288,000	288,379
Total			6,943,710
Food and Beverage 1.7%
Bacardi-Martini BV(a)
02/01/2030	5.550%	6,500,000	6,671,049
Campbell Soup Co.
03/21/2029	5.200%	3,000,000	3,071,342
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	678,000	677,371
Diageo Investment Corp.
08/15/2030	5.125%	4,000,000	4,120,817
Mars, Inc.(a)
03/01/2030	4.800%	4,970,000	5,034,906
Post Holdings, Inc.(a)
12/15/2029	5.500%	524,000	521,918
04/15/2030	4.625%	374,000	359,740
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	588,000	592,382
04/30/2029	4.375%	415,000	402,479
Tyson Foods, Inc.
03/01/2029	4.350%	5,310,000	5,276,512
US Foods, Inc.(a)
09/15/2028	6.875%	515,000	532,575
02/15/2029	4.750%	115,000	113,117
Total			27,374,208
Gaming 0.2%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	465,000	443,827
02/15/2030	7.000%	294,000	304,613
Churchill Downs, Inc.(a)
04/01/2027	5.500%	433,000	432,144
01/15/2028	4.750%	110,000	108,591
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	136,000	136,045
International Game Technology PLC(a)
04/15/2026	4.125%	201,000	201,000
01/15/2027	6.250%	150,000	151,637
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	240,000	222,434
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	101,000	97,296
Scientific Games International, Inc.(a)
05/15/2028	7.000%	371,000	371,777
11/15/2029	7.250%	159,000	163,777
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	273,000	271,313
Total			2,904,454
Health Care 1.8%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	438,000	435,262
04/15/2029	5.000%	499,000	483,854
Avantor Funding, Inc.(a)
07/15/2028	4.625%	404,000	396,800
11/01/2029	3.875%	156,000	147,671
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	176,000	183,874
Becton Dickinson & Co.
06/07/2029	5.081%	2,500,000	2,555,362
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	287,000	269,245
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	443,000	435,961
Cigna Corp.
03/01/2027	3.400%	2,500,000	2,464,489
CVS Health Corp.
02/21/2030	5.125%	6,850,000	6,975,105
Encompass Health Corp.
02/01/2028	4.500%	83,000	82,205
GE HealthCare Technologies, Inc.
01/15/2031	4.800%	4,000,000	4,032,643
HCA, Inc.
04/01/2031	5.450%	6,000,000	6,185,484
HealthSouth Corp.
09/15/2025	5.750%	25,000	24,990
IQVIA, Inc.(a)
10/15/2026	5.000%	435,000	434,152
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	451,000	463,027
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	318,000	305,324
10/01/2029	5.250%	1,041,000	1,032,983
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
02/01/2027	6.250%	972,000	971,847
11/01/2027	5.125%	384,000	383,237
06/15/2028	4.625%	100,000	98,703
Total			28,362,218
Healthcare Insurance 1.0%
Centene Corp.
02/15/2030	3.375%	5,000,000	4,604,374
Elevance Health, Inc.
06/15/2029	5.150%	4,000,000	4,117,657
UnitedHealth Group, Inc.
01/15/2030	4.800%	6,500,000	6,600,955
Total			15,322,986
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	152,000	154,431
01/15/2028	5.750%	89,000	90,205
Total			244,636
Independent Energy 1.0%
Antero Resources Corp.(a)
02/01/2029	7.625%	149,000	153,022
Baytex Energy Corp.(a)
04/30/2030	8.500%	110,000	110,080
Civitas Resources, Inc.(a)
07/01/2028	8.375%	489,000	501,298
CNX Resources Corp.(a)
01/15/2029	6.000%	398,000	399,507
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	527,000	528,929
EQT Corp.(a)
06/01/2027	7.500%	140,000	142,732
04/01/2029	6.375%	247,000	254,700
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	410,000	412,105
02/01/2029	5.750%	575,000	567,647
Matador Resources Co.(a)
04/15/2028	6.875%	775,000	790,551
Occidental Petroleum Corp.
08/01/2029	5.200%	6,000,000	6,019,847
Permian Resources Operating LLC(a)
04/15/2027	8.000%	300,000	306,495
SM Energy Co.
01/15/2027	6.625%	234,000	234,214
SM Energy Co.(a)
08/01/2029	6.750%	257,000	256,124
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2029	5.375%	188,000	188,248
Woodside Finance Ltd.
05/19/2030	5.400%	5,000,000	5,068,513
Total			15,934,012
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/25/2029	4.868%	4,580,000	4,679,491
Leisure 0.4%
Boyne USA, Inc.(a)
05/15/2029	4.750%	549,000	532,644
Carnival Corp.(a)
03/01/2027	5.750%	652,000	657,254
08/01/2028	4.000%	210,000	205,533
05/01/2029	6.000%	259,000	261,598
03/15/2030	5.750%	110,000	111,921
Cedar Fair LP
07/15/2029	5.250%	121,000	118,513
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	76,000	75,799
10/01/2028	6.500%	576,000	581,726
Cinemark USA, Inc.(a)
07/15/2028	5.250%	788,000	784,700
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	200,000	200,296
NCL Corp., Ltd.(a)
03/15/2026	5.875%	34,000	34,048
02/15/2027	5.875%	339,000	340,089
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	303,000	301,493
08/31/2026	5.500%	275,000	275,957
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	892,000	889,928
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	37,000	37,001
Vail Resorts, Inc.(a),(f)
07/15/2030	5.625%	282,000	282,000
Viking Cruises Ltd.(a)
09/15/2027	5.875%	397,000	396,784
02/15/2029	7.000%	768,000	774,544
Total			6,861,828
Life Insurance 1.1%
Corebridge Global Funding(a)
06/24/2029	5.200%	4,000,000	4,096,757

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Five Corners Funding Trust II(a)
05/15/2030	2.850%	5,500,000	5,107,069
Metropolitan Life Global Funding I(a)
01/08/2029	4.850%	4,500,000	4,587,494
Principal Life Global Funding II(a)
01/25/2029	5.100%	4,000,000	4,090,422
Total			17,881,742
Lodging 0.0%
Hilton Grand Vacations Borrower Escrow LLC(a)
06/01/2029	5.000%	284,000	273,030
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	428,000	418,296
Total			691,326
Media and Entertainment 0.1%
Clear Channel Outdoor Holdings, Inc.(a)
09/15/2028	9.000%	321,000	336,357
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	373,000	368,680
McGraw-Hill Education, Inc.(a)
08/01/2028	5.750%	338,000	339,269
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	279,000	277,136
01/15/2029	4.250%	405,000	387,883
03/15/2030	4.625%	133,000	127,119
Univision Communications, Inc.(a)
06/01/2027	6.625%	135,000	134,673
08/15/2028	8.000%	144,000	146,138
Total			2,117,255
Metals and Mining 0.2%
Constellium SE(a)
06/15/2028	5.625%	416,000	412,947
04/15/2029	3.750%	465,000	436,995
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	791,000	786,391
04/01/2029	6.125%	265,000	268,693
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	336,000	329,257
Novelis Corp.(a)
11/15/2026	3.250%	432,000	424,929
01/30/2030	4.750%	190,000	182,133
Novelis, Inc.(a)
01/30/2030	6.875%	123,000	127,179
Total			2,968,524
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.6%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	259,000	268,427
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	280,000	279,765
01/15/2028	5.750%	272,000	271,460
06/15/2029	5.375%	307,000	304,873
CNX Midstream Partners LP(a)
04/15/2030	4.750%	359,000	339,738
Delek Logistics Partners LP/Finance Corp.(a)
06/01/2028	7.125%	278,000	279,150
03/15/2029	8.625%	388,000	402,858
DT Midstream, Inc.(a)
06/15/2029	4.125%	170,000	164,305
Enbridge, Inc.
06/20/2030	4.900%	6,000,000	6,060,776
Energy Transfer LP
04/01/2030	5.200%	4,325,000	4,419,290
Hess Midstream Operations LP(a)
03/01/2028	5.875%	67,000	67,994
06/01/2029	6.500%	203,000	208,635
NuStar Logistics LP
06/01/2026	6.000%	256,000	257,007
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	251,000	246,681
Sunoco LP(a)
05/01/2029	7.000%	329,000	342,641
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	564,000	581,253
Sunoco LP/Finance Corp.
05/15/2029	4.500%	195,000	189,230
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	184,000	191,467
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	284,000	267,972
01/15/2030	6.250%	161,000	166,046
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	691,000	713,652
02/01/2029	9.500%	308,000	335,626
01/15/2030	7.000%	228,000	230,737
Western Midstream Operating LP
01/15/2029	6.350%	4,500,000	4,712,543
Williams Cos, Inc. (The)
06/30/2030	4.625%	4,125,000	4,128,792
Total			25,430,918
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.3%
NiSource, Inc.
07/01/2029	5.200%	5,000,000	5,133,216
Oil Field Services 0.2%
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	242,000	242,346
04/01/2028	6.250%	366,000	367,571
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	649,000	671,839
Nabors Industries, Inc.(a)
05/15/2027	7.375%	245,000	242,141
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	135,714	138,817
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	514,000	515,565
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	220,000	225,509
Total			2,403,788
Other Industry 0.1%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	488,000	482,071
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	199,000	204,535
04/15/2030	6.625%	364,000	378,028
Total			1,064,634
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	239,000	238,997
02/01/2027	4.250%	769,000	757,495
06/15/2029	4.750%	131,000	127,578
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	741,000	739,837
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	322,000	333,385
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	432,647
Total			2,629,939
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	655,000	656,806
09/01/2028	3.250%	225,000	212,426
09/01/2029	4.000%	234,000	213,532
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	178,000	176,274
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	356,000	361,081
04/15/2030	8.750%	132,000	134,988
Sealed Air Corp.(a)
02/01/2028	6.125%	634,000	642,779
04/15/2029	5.000%	318,000	314,654
Total			2,712,540
Pharmaceuticals 0.8%
AbbVie, Inc.
03/15/2030	4.875%	4,000,000	4,097,264
Amgen, Inc.
03/02/2028	5.150%	5,000,000	5,108,045
Organon Finance 1 LLC(a)
04/30/2028	4.125%	116,000	111,498
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	3,500,000	3,528,181
Total			12,844,988
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	145,000	142,192
10/15/2027	6.750%	342,000	342,573
04/15/2028	6.750%	958,000	973,651
AmWINS Group, Inc.(a)
02/15/2029	6.375%	416,000	423,955
AssuredPartners, Inc.(a)
01/15/2029	5.625%	200,000	199,967
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	267,000	263,906
HUB International Ltd.(a)
12/01/2029	5.625%	338,000	337,293
HUB International, Ltd.(a)
06/15/2030	7.250%	170,000	177,685
Total			2,861,222
Railroads 0.3%
Norfolk Southern Corp.
11/01/2029	2.550%	4,500,000	4,179,838
Refining 0.0%
HF Sinclair Corp.
04/15/2027	6.375%	141,000	142,342

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	400,000	392,533
06/15/2029	6.125%	648,000	665,741
09/15/2029	5.625%	125,000	126,926
Total			1,185,200
Retailers 0.2%
Asbury Automotive Group, Inc.
03/01/2028	4.500%	168,000	166,113
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	175,000	168,974
Belron UK Finance PLC(a)
10/15/2029	5.750%	147,000	148,061
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	140,000	135,299
01/15/2030	6.375%	209,000	215,098
L Brands, Inc.
02/01/2028	5.250%	188,000	188,929
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	524,000	509,496
Lithia Motors, Inc.(a)
12/15/2027	4.625%	180,000	178,499
06/01/2029	3.875%	421,000	401,791
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	327,000	318,731
02/15/2029	7.750%	261,000	254,190
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	128,000	114,716
Total			2,799,897
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	93,000	92,903
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	305,000	300,811
Total			393,714
Technology 2.7%
Block, Inc.
06/01/2026	2.750%	340,000	332,791
Broadcom, Inc.
11/15/2031	5.150%	6,000,000	6,171,895
Camelot Finance SA(a)
11/01/2026	4.500%	168,000	165,738
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	85,000	70,353
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	320,000	260,780
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	398,000	375,145
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	306,000	317,255
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	334,000	341,795
Entegris, Inc.(a)
04/15/2028	4.375%	514,000	500,181
05/01/2029	3.625%	239,000	226,533
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	6,500,000	6,665,260
HealthEquity, Inc.(a)
10/01/2029	4.500%	414,000	402,413
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	315,000	298,138
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	44,000	45,247
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	276,000	266,909
Iron Mountain, Inc.(a)
09/15/2027	4.875%	391,000	388,598
03/15/2028	5.250%	733,000	728,615
07/15/2028	5.000%	191,000	189,455
02/15/2029	7.000%	367,000	379,614
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	881,000	964,337
NCR Corp.(a)
10/01/2028	5.000%	680,000	672,654
04/15/2029	5.125%	496,000	488,650
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	161,000	156,780
NortonLifeLock, Inc.(a)
09/30/2027	6.750%	137,000	139,480
NXP BV/Funding LLC
12/01/2028	5.550%	6,000,000	6,195,092
Open Text Corp.(a)
02/15/2028	3.875%	443,000	429,655
Oracle Corp.
04/01/2030	2.950%	7,000,000	6,532,847
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,024,000	1,033,313
Sensata Technologies BV(a)
04/15/2029	4.000%	321,000	305,192
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	280,000	280,102
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synaptics, Inc.(a)
06/15/2029	4.000%	423,000	400,892
Synopsys, Inc.
04/01/2030	4.850%	5,925,000	6,008,534
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	584,000	549,467
Total			42,283,710
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	285,000	283,660
04/01/2028	4.750%	87,000	84,429
03/01/2029	5.375%	205,000	197,547
ERAC USA Finance LLC(a)
02/15/2029	5.000%	7,000,000	7,167,751
Total			7,733,387
Wireless 0.0%
SBA Communications Corp.
02/15/2027	3.875%	230,000	226,285
Wirelines 0.8%
AT&T, Inc.
08/15/2030	4.700%	6,180,000	6,236,193
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	265,000	265,103
Iliad Holding SAS(a)
10/15/2028	7.000%	415,000	422,428
Verizon Communications, Inc.
03/22/2028	2.100%	5,500,000	5,211,283
Total			12,135,007
Total Corporate Bonds & Notes (Cost $499,338,873)			507,534,386

Foreign Government Obligations(g) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	589,000	585,939
11/15/2028	8.500%	247,000	260,868
Total			846,807
Total Foreign Government Obligations (Cost $853,470)			846,807

Residential Mortgage-Backed Securities - Agency 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2025	3.500%	69	69
12/01/2025- 04/01/2026	4.000%	323	322
09/01/2039	4.500%	4,832,823	4,804,527
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.226% Cap 9.117% 03/01/2034	6.482%	72,212	74,013
12-month Term SOFR + 1.708% Cap 11.274% 08/01/2036	7.196%	12,291	12,699
Federal National Mortgage Association
08/01/2025- 06/01/2026	4.000%	217	216
12/01/2025- 09/01/2026	3.500%	2,681	2,662
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	7.527%	4,498	4,555
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	5.625%	2,806	2,815
Government National Mortgage Association
08/15/2037	7.500%	9,953	10,056
Uniform Mortgage-Backed Security TBA(f)
07/17/2040	4.500%	5,250,000	5,216,115
07/17/2040	5.000%	7,500,000	7,553,879
Total Residential Mortgage-Backed Securities - Agency (Cost $17,570,877)			17,681,928

Residential Mortgage-Backed Securities - Non-Agency 27.6%

A&D Mortgage Trust(a),(e)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	10,402,749	10,418,837
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	6,110,658	6,190,526
A&D Mortgage Trust(a)
CMO Series 2024-NQM4 Class A1
08/25/2069	5.464%	6,301,279	6,310,970
A&D Mortgage Trust(a),(c)
CMO Series 2025-NQM2 Class A1
06/25/2070	5.790%	8,477,794	8,531,414
ACHM Trust(a)
CMO Series 2024-HE2 Class A
10/25/2039	5.350%	9,757,591	9,743,000
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	273,422	248,881

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	994,327
CMO Series 2021-8 Class A1
11/25/2066	1.820%	5,591,822	4,982,177
Angel Oak Mortgage Trust(a),(e)
CMO Series 2024-11 Class A1
08/25/2069	5.700%	13,640,178	13,702,523
CMO Series 2024-7 Class A1
05/25/2069	5.621%	2,381,604	2,391,846
CMO Series 2024-8 Class A1
05/27/2069	5.338%	3,872,370	3,875,181
Angel Oak Mortgage Trust(a),(b)
CMO Series 2025-HB1 Class A1
30-day Average SOFR + 1.800% 02/25/2055	6.124%	1,875,252	1,875,244
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	63,177	61,119
Banc of America Funding Trust(c)
CMO Series 2007-C Class 1A3
05/20/2036	4.836%	34,031	29,705
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	248,101	240,173
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	1,886,533	1,767,399
BRAVO Residential Funding Trust(a),(e)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	3,599,357	3,631,847
CMO Series 2024-CES2 Class A1A
09/25/2054	5.549%	8,905,405	8,936,368
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	7,093,578	7,158,447
CMO Series 2024-NQM5 Class A1
06/25/2064	5.803%	11,760,777	11,832,250
BRAVO Residential Funding Trust(a)
CMO Series 2024-NQM6 Class A1
08/01/2064	5.409%	2,936,893	2,939,852
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	50,239	49,349
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	59,152
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,826,464	4,560,424
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	1,560,287	1,570,790
Colt Mortgage Loan Trust(a),(e)
CMO Series 2025-1 Class A1
01/25/2070	5.699%	10,095,107	10,158,880
COLT Mortgage Loan Trust(a),(e)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,752,171	1,758,512
CMO Series 2024-3 Class A1
06/25/2069	6.393%	8,122,848	8,224,814
CMO Series 2024-INV3 Class A1
09/25/2069	5.443%	6,558,455	6,572,019
CMO Series 2025-5 Class A1
05/25/2070	5.536%	8,750,000	8,779,359
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,339,322	1,117,372
Cross Mortgage Trust(a),(e)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	1,351,687	1,361,855
CMO Series 2024-H4 Class A1
07/25/2069	6.347%	5,200,807	5,251,611
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	856,049	826,948
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	4.796%	2,477,591	2,496,930
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	3,144,417	3,221,780
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	4,394,429	3,961,546
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	11,403,368	10,511,613
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.955%	556,061	559,269
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	5.255%	2,047,182	2,043,371
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,082,693	1,936,961
GCAT Trust(a),(e)
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	3,036,064	3,024,835
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	616,434	583,488
HOMES Trust(a),(e)
CMO Series 2024-AFC1 Class A1
08/25/2059	5.224%	8,782,034	8,761,193
CMO Series 2025-NQM2 Class A1
02/25/2070	5.425%	6,375,393	6,388,187
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2022-1 Class A1
07/25/2067	5.082%	5,366,460	5,388,281
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	1,898,519	1,639,256
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	5.528%	5,974,666	5,962,526
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2026	5.500%	6,912	5,911
JPMorgan Mortgage Trust(c)
CMO Series 2007-A2 Class 3A1
04/25/2037	4.873%	4,039	3,349
JPMorgan Mortgage Trust(a),(c)
CMO Series 2025-NQM2 Class A1
09/25/2065	5.567%	3,931,155	3,953,614
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	2,488,176	2,504,490
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	4,303,448	4,302,448
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
03/25/2065	2.479%	508,855	490,615
MFA Trust(a),(e)
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	2,900,899	2,918,026
MFRA Trust(a),(e)
CMO Series 2024-NQM3 Class A1
12/25/2069	5.722%	7,110,007	7,154,399
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-10AR Class 2A2
11/25/2034	5.597%	15,697	14,862
Morgan Stanley Residential Mortgage Loan Trust(e)
CMO Series 2024-RPL1 Class A1
06/25/2064	4.000%	14,005,300	13,574,119
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-NQM1 Class A1
11/25/2069	5.738%	8,801,331	8,865,015
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	837,045	796,647
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	555,407	549,826
OBX Trust(a),(c)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	332,886	315,628
OBX Trust(a),(e)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	3,726,795	3,707,327
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,916,446	1,942,928
CMO Series 2024-NQM1 Class A1
11/25/2063	5.928%	7,144,393	7,181,015
CMO Series 2024-NQM10 Class A1
05/25/2064	6.180%	3,862,148	3,905,976
CMO Series 2024-NQM12 Class A1
07/25/2064	5.475%	1,667,987	1,671,564
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	10,798,329	10,920,735
CMO Series 2025-NQM11 Class A1
05/25/2065	5.418%	10,000,000	10,012,520
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	435,925	409,054
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	4,649,262	4,653,654
PRET LLC(a),(e)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	1,146,517	1,146,838
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	4,685,323	4,668,125
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	4,302,625	4,367,699
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	7,105,651	7,211,550
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	2,309,187	2,331,215
PRET Trust(a),(e)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.063%	12,716,715	12,729,432

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-RPL3 Class A1
04/25/2065	4.150%	9,925,010	9,530,003
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	10,621,174	9,346,938
PRPM LLC(a),(e)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	5,059,777	4,921,802
CMO Series 2024-RPL3 Class A1
11/25/2054	4.000%	2,802,886	2,732,179
PRPM Trust(a),(e)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	1,604,395	1,605,009
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	3,589,959	3,618,118
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	1,653,068	1,668,631
RCO VIII Mortgage LLC(a),(e)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	3,420,248	3,389,576
RCO X Mortgage LLC(a),(e)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	8,266,167	8,323,569
Sequoia Mortgage Trust(a),(c)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	495,628	453,835
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	578,452	569,288
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	186,375	178,013
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	2,239,250	2,161,324
VCAT LLC(a),(e)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	4,340,882	4,366,886
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	18,117,151	18,265,150
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	796,518	795,408
Vericrest Opportunity Loan Transferee XCVI LLC(a),(e)
CMO Series 2021-NPL5 Class A1
03/27/2051	6.116%	115,731	115,696
Vericrest Opportunity Loan Transferee XCVII LLC(a),(e)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	1,304,282	1,302,993
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust CI LLC(a),(e)
CMO Series 2021-NP10 Class A1
05/25/2051	5.992%	1,430,643	1,430,150
Verus Securitization Trust(a),(c)
CMO Series 2021-8 Class A3
11/25/2066	2.491%	6,388,855	5,710,195
Verus Securitization Trust(a),(e)
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	2,501,046	2,486,320
CMO Series 2023-6 Class A2
09/25/2068	6.939%	731,233	739,701
CMO Series 2023-8 Class A1
12/25/2068	6.259%	2,578,380	2,601,151
CMO Series 2024-1 Class A1
01/25/2069	5.712%	2,755,751	2,767,509
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,875,193	1,894,031
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	199,121	195,125
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	1,739,347	1,658,651
Vista Point Securitization Trust(a),(e)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	6,443,772	6,451,174
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR19 Class A1
12/25/2036	6.927%	45,718	44,514
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $437,973,751)			434,263,927

U.S. Treasury Obligations 1.0%

U.S. Treasury
08/31/2025	0.250%	15,850,000	15,737,936
Total U.S. Treasury Obligations (Cost $15,732,600)			15,737,936

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(h),(i)	39,761,037	39,753,085
Total Money Market Funds (Cost $39,747,579)		39,753,085
Total Investments in Securities (Cost: $1,568,802,033)		1,576,016,265
Other Assets & Liabilities, Net		(4,206,377)
Net Assets		1,571,809,888
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2025 (Unaudited)
At June 30, 2025, securities and/or cash totaling $4,463,750 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	2,200	09/2025	USD	457,651,564	1,799,614	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(3,280)	09/2025	USD	(357,520,000)	—	(4,351,725)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $1,058,755,684, which represents 67.36% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2025.

(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(i)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	29,134,702	166,418,778	(155,803,536)	3,141	39,753,085	(824)	423,840	39,761,037
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Short Term Bond Fund  | 2025

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1QT222_03_R01_(08/25)